                                                      Registration No. 333-89488
                                                                     & 811-21111

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. ___               [ ]

                         Post-Effective Amendment No. 3                [X]

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                 Amendment No. 4                       [X]

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                        THRIVENT FINANCIAL FOR LUTHERANS
                               (Name of Depositor)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415 (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (612) 340-7005

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                                  John C. Bjork
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b)(1) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on April 29, 2005 pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

================================================================================

                      THRIVENT VARIABLE ANNUITY ACCOUNT I
                                  PROSPECTUS
                                      FOR
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                  ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

                  Service Center:           Corporate Office:
              4321 North Ballard Road    625 Fourth Avenue South
              Appleton, WI 54919-0001   Minneapolis, MN 55415-1665
              Telephone: 800-THRIVENT    Telephone: 800-THRIVENT
             E-mail: mail@thrivent.com  E-mail: mail@thrivent.com


This Prospectus describes a flexible premium deferred variable annuity contract (the "Contract") (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans ("Thrivent Financial," "we," "us" or "our"), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the "Prior Contract") (form # W-BB-FPVA) and which is being replaced by the Contract Appendix C to the Prospectus describes the differences between the Contract and the Prior Contract.



We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the "Variable Account"), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( the "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:



         Thrivent Aggressive Allocation Portfolio                     Thrivent Partner All Cap Portfolio
    Thrivent Moderately Aggressive Allocation Portfolio     (subadvised by Fidelity Management & Research Company)
          Thrivent Moderate Allocation Portfolio                     Thrivent Large Cap Growth Portfolio
   Thrivent Moderately Conservative Allocation Portfolio            Thrivent Large Cap Growth Portfolio II
               Thrivent Technology Portfolio                       Thrivent Partner Growth Stock Portfolio
        Thrivent Partner Small Cap Growth Portfolio             (subadvised by T. Rowe Price Associates, Inc.)
(subadvised by Turner Investment Partners, Inc. and Westcap           Thrivent Large Cap Value Portfolio
                     Investors, Inc.)                                 Thrivent Large Cap Stock Portfolio
        Thrivent Partner Small Cap Value Portfolio                    Thrivent Large Cap Index Portfolio
      (subadvised by T. Rowe Price Associates, Inc.)              Thrivent Real Estate Securities Portfolio
            Thrivent Small Cap Stock Portfolio                           Thrivent Balanced Portfolio
            Thrivent Small Cap Index Portfolio                          Thrivent High Yield Portfolio
             Thrivent Mid Cap Growth Portfolio                         Thrivent High Yield Portfolio II
           Thrivent Mid Cap Growth Portfolio II                           Thrivent Income Portfolio
         Thrivent Partner Mid Cap Value Portfolio                       Thrivent Bond Index Portfolio
    (subadvised by Goldman Sachs Asset Management LLP)             Thrivent Limited Maturity Bond Portfolio
             Thrivent Mid Cap Stock Portfolio                       Thrivent Mortgage Securities Portfolio
             Thrivent Mid Cap Index Portfolio                          Thrivent Money Market Portfolio
      Thrivent Partner International Stock Portfolio
 (subadvised by Mercator Asset Management, LP and T. Rowe
                Price International, Inc.)



Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated April 29, 2005. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by calling us at 1-800-THRIVENT (1-800-847-4836) or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of
Contents for the SAI may be found on Page    of this Prospectus. Appendix A
sets forth definitions of special terms used in this Prospectus.


An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.


                The date of this Prospectus is April 29, 2005.

TABLE OF CONTENTS



    Fee and Expense Tables                                                      4

    Summary                                                                     7
      The Contract                                                              7
      Annuity Provisions                                                        8
      Federal Tax Status                                                        8
      Condensed Financial Information                                           8

    Thrivent Financial and the Variable Account                                 8
      Thrivent Financial                                                        8
      The Variable Account                                                      8

    Investment Options                                                         10
      Variable Investment Options and the Subaccounts                          10
      Investment Management                                                    13
      Addition, Deletion, Combination or Substitution of Investments           14
      Fixed Account                                                            14
      Fixed Period Allocations and the Market Value Adjustment Account         14
      Market Value Adjustment                                                  15
      Additional Information about the Fixed Account and the MVA Account       16

    The Contract                                                               16
      Purchasing a Contract                                                    16
      Processing Your Application                                              16
      Allocation of Premiums                                                   17
      Free Look Period                                                         17
      Accumulated Value of Your Contract                                       17
      Subaccount Valuation                                                     18
      Minimum Accumulated Value                                                19
      Return Protection Allocations                                            19
      Death Benefit Before the Annuity Date                                    20
      Basic Death Benefit                                                      21
      Death Benefit Options                                                    21
      Death of an Owner Before the Annuity Date                                22
      Spouse Election to Continue the Contract                                 22
      Death of Annuitant After the Annuity Date                                23
      Surrender (Redemption)                                                   23
      Transfers of Accumulated Value                                           24
      Abusive Trading Policies and Monitoring Processes                        24
      Dollar Cost Averaging                                                    25
      Asset Rebalancing                                                        26
      Telephone Transactions                                                   26
      Assignments                                                              26
      Contract Owner, Beneficiaries and Annuitants                             27

    Charges And Deductions                                                     27
      Surrender Charge (Contingent Deferred Sales Charge)                      27
      Risk Charge                                                              29
      Annual Administrative Charge                                             29


               .................................................................

                 Transfer Charge                                  29
                 Surrender of Life Income Settlement Option       29
                 Limited Exception to Surrender Charges           29
                 Expenses of the Fund                             30
                 Taxes                                            30
                 Sufficiency of Charges                           30

               Annuity Provisions                                 30
                 Annuity Date                                     30
                 Annuity Proceeds                                 30
                 Settlement Options                               31
                 Frequency of Annuity Payments                    31
                 Amount of Variable Annuity Payments              31
                 Subaccount Annuity Unit Value                    32

               General Provisions                                 33
                 Entire Contract                                  33
                 Postponement of Payments                         33
                 Payment by Check                                 33
                 Date of Receipt                                  33
                 Maintenance of Solvency                          33
                 Reports to Contract Owners                       34
                 State Variations                                 34
                 Gender Neutral Benefits                          34
                 Contract Inquiries                               34

               Federal Tax Status                                 34
                 Introduction                                     34
                 Variable Account Tax Status                      35
                 Taxation of Annuities in General                 35
                 Qualified Plans                                  36
                 1035 Exchanges                                   36
                 Diversification Requirements                     37
                 Withholding                                      37
                 Other Considerations                             37

               Voting Rights                                      37

               Sales And Other Agreements                         38

               Legal Proceedings                                  39

               Financial Statements                               39

               Statement Of Additional Information                40
                 Table of Contents                                40
                 Order Form                                       40

               Appendix A--Definitions                            41

               Appendix B--Condensed Financial Information        43

               Appendix C--Prior Contract                         57




               .................................................................

FEE AND EXPENSE TABLES

               .................................................................

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract


Contract Owner Transaction Expenses
       Sales Load Imposed on Purchase (as a percentage of purchase payments)                    0%
       Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)            7%/1/
       Transfer Charge (after 12 free transfers)                                         $   25/2/
       Commuted Value Charge (for surrender of settlement option)                         0.25%/3/


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


Annual Administrative Charge                                 $30/4/
Annual Subaccount Expenses
(as a percentage of average net assets in the Subaccount)/5/



Risk Charge                                                       Years 1-7 After 8 Years
       With Basic Death Benefit Only                                 1.25%       1.15%
       With Maximum Anniversary Death Benefit (MADB)                 1.45%       1.35%
       With Premium Accumulation Death Benefit (PADB)                1.65%       1.55%
       With Earnings Addition Death Benefit (EADB)                   1.50%       1.40%
       With MADB and PADB                                            1.75%       1.65%
       With MADB and EADB                                            1.60%       1.50%
       With PADB and EADB                                            1.80%       1.70%
       With MADB, PADB, and EADB                                     1.90%       1.80%
       With Basic Death Benefit Only and Return Protection        2.00%/6/    1.90%/6/
        Allocation (RPA)
       With MADB and RPA                                          2.20%/6/    2.10%/6/
       Total Annual Subaccount Expenses                              2.20%       2.10%




The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.


Total Annual Portfolio Operating Expenses/7/                     Minimum Maximum
(expenses that are deducted from the Portfolio assets, including    %       %
  management fees and other expenses)


               .................................................................

Examples

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.


The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. The Examples illustrate expenses for a Contract without any optional death benefits or Return Protection Allocation and a Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



..  For a Contract without any optional death benefits or Return Protection
   Allocation, if you surrender or annuitize your Contract at the end of the applicable time period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------


..  For a Contract without any optional death benefits or Return Protection
   Allocation, if you do not surrender your Contract:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------


..  For a Contract with the Maximum Anniversary Death Benefit and Return
   Protection Allocation, if you surrender or annuitize your Contract at the end of the applicable time period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------


..  For a Contract with the Maximum Anniversary Death Benefit and Return
   Protection Allocation, if you do not surrender your Contract:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------

Notes to Fee and Expense Tables:

/1/ In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years eight and later. The surrender charge also will be deducted if the annuity payments begin during the first seven Contract Years, except under certain circumstances as described in "Surrender Charge (Contingent Deferred Sales Charge)."

/2/ You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

/3/ If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.


               .................................................................

/4/ An annual administrative charge of up to $30 may apply to a Contract if (a) the Accumulated Value of the Contract on the Contract Anniversary is less than $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is less than $15,000, and (c) the sum of premiums paid less all surrenders made during the Contract Year just ended less than $2,400. See Charges and Deductions--Annual Administrative Charge.


/5/ The table for the Annual Subaccount Expenses shows the risk charge for a contract issued with the basic death benefit, with the various death benefit options, or with the Return Protection Allocation. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the Subaccounts ("variable investments"). The risk charge shown for the Contract after 8 years is the guaranteed charge. We currently expect the risk charge for Contract Years eight and later to be 0.15% lower than the amount shown in the table. In the future, we may change the risk charge for Contract Years eight and later, but it will never be greater than the guaranteed charge shown in the table. On or after the Annuity Date, the Annual Subaccount Expenses will be 1.25%. See Charges and Deductions--Risk Charge.


/6/ The amount shown is based on the guaranteed charge for the Return Protection Allocation. The current charge for a Contract with the Return Protection Allocation is 0.20% lower than the amount shown in the table. We may change the current charge for the Return Protection Allocation in the future, but it will never be greater than the guaranteed charge.


Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating
expenses charged by the Portfolios would have been 0.  % to   %. The
reimbursements may be discontinued at any time.


             ...................................................................

SUMMARY

               .................................................................

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. ("Thrivent Investment Mgt."). We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.


The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.


Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts--Dollar Cost Averaging and The Contracts--Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).


Return Protection Allocations. Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts ("RP Subaccounts") for either a seven-year or ten-year period.



Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.



Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract's Accumulated Value to or from other Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. You may request 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a


               .................................................................

SUMMARY

               .................................................................

$25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. See The Contracts--Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three death benefit options which may increase the death benefit if the Annuitant dies before the Annuity Date:

..  the Maximum Anniversary Death Benefit;

..  the Premium Accumulation Death Benefit; or

..  the Earnings Addition Death Benefit.

See The Contracts--Death Benefit Before the Annuity Date and The
Contracts--Death Benefit Options.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status--Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

               .................................................................


Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

               .................................................................

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

               .................................................................


We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

               .................................................................

INVESTMENT OPTIONS

               .................................................................

Variable Investment Options and the Subaccounts


You may allocate the premiums paid under the Contract and transfer the Contract's Accumulated Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. The RP Subaccounts are only available if you select a Return Protection Allocation for the corresponding period of time. See The Contracts--Return Protection Allocations. The Subaccounts and corresponding Portfolios are:




                  Subaccount                    Corresponding Portfolio
                  ----------                    -----------------------
Thrivent Aggressive Allocation Subaccount...... Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation
  Subaccount................................... Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount........ Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation
  Subaccount................................... Thrivent Moderately Conservative Allocation Portfolio
Thrivent 7-Year RP Moderate Allocation
  Subaccount................................... Thrivent Moderate Allocation Portfolio
Thrivent 7-Year RP Moderately Conservative
  Allocation Subaccount........................ Thrivent Moderately Conservative Allocation Portfolio
Thrivent 10-Year RP Moderately Aggressive
  Allocation Subaccount........................ Thrivent Moderately Aggressive Allocation Portfolio
Thrivent 10-Year RP Moderate Allocation
  Subaccount................................... Thrivent Moderate Allocation Portfolio
Thrivent 10-Year RP Moderately Conservative
  Allocation Subaccount........................ Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Subaccount................. Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Subaccount... Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount.... Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount............ Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount............ Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount............. Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth II Subaccount.......... Thrivent Mid Cap Growth Portfolio II
Thrivent Partner Mid Cap Value Subaccount...... Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount.............. Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount.............. Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Subaccount Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Subaccount............ Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount........... Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth II Subaccount........ Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Subaccount....... Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount............ Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount............ Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount............ Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Subaccount..... Thrivent Real Estate Securities Portfolio
Thrivent Balanced Subaccount................... Thrivent Balanced Portfolio
Thrivent High Yield Subaccount................. Thrivent High Yield Portfolio
Thrivent High Yield II Subaccount.............. Thrivent High Yield Portfolio II
Thrivent Income Subaccount..................... Thrivent Income Portfolio
Thrivent Bond Index Subaccount................. Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount...... Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount........ Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount............... Thrivent Money Market Portfolio


               .................................................................

INVESTMENT OPTIONS

               .................................................................
Each of the Portfolios has an investment objective as described below:


Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.



Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.



Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.



Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.


Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.


Thrivent Partner Mid Cap Value Subaccount. To achieve long-term growth of capital.


Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

               .................................................................

INVESTMENT OPTIONS

               .................................................................


Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and Thrivent Bond Index Portfolios.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.


Thrivent High Yield Portfolio II. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."


Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.


* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)


               .................................................................

INVESTMENT OPTIONS

               .................................................................


We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund's operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.


Shares of the Fund are sold to other Portfolios of the Fund, other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company ("Thrivent Life") and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:


..  Changes in state insurance laws;

..  Changes in Federal income tax law;

..  Changes in the investment management of the Fund, or

..  Differences in voting instructions between those given by the Contract
   Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as open-end management investment companies (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:


.. Turner Investment Partners, Inc. and Westcap Investors LLC serve as subadvisers for Thrivent Partner Small Cap Growth Portfolio.


..  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner
   Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.


..  Goldman Sachs Asset Management LLP serves as subadviser for Thrivent Mid Cap
   Value Portfolio.


.. T. Rowe Price International, Inc. and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.

..  Fidelity Management & Research Company serves as subadviser for Thrivent
   Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.



               .................................................................

INVESTMENT OPTIONS

               .................................................................


The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account


You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.


Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account ("MVA Account"). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest

               .................................................................

INVESTMENT OPTIONS

               .................................................................


Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment ("MVA").


At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

Market Value Adjustment


A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:


                 (n/12)
   [(1 + i)/(1 + j+ .0025)] -1

where:


i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;



j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and


n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of "n" months, then "j" will be determined by linear interpolation of rates for maturity periods closest to n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.


MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.


As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, "i" is equal to 9%, "j" is equal to 9.25%, and "n" is equal to 60. To calculate

               .................................................................

INVESTMENT OPTIONS

               .................................................................

the MVA, we divide the sum of 1.00 and "i", 1.09, by the sum of 1.00 and "j" and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or "n"/12/th/ power. From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If "j" had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 ("1933 Act"), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

THE CONTRACT

               .................................................................


Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:


.. The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.


..  How you want your premiums allocated among the Subaccount(s), the Fixed
   Account, and/or Fixed Period Allocations.


..  Whether you allocate any premium to an RPA.


..  The death benefit options which you want.


.. The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant. Premium amounts greater than $1 million will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $5 million.


Processing Your Application

We will process your application when we receive it. Your Contract's Date of Issue is the date you sign the application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

               .................................................................

THE CONTRACT

               .................................................................


Allocation of Premiums


At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount's Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.


The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.


The minimum you may allocate to an RP Subaccount is $10,000. If you allocate an amount less than $10,000 to an RP Subaccount, we will allocate that amount to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount for which the allocation was intended.


The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period


After you receive your Contract, you have a "free look" period of 10 calendar days (some states require a longer free look period, and that will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing written notice of cancellation to our Service Center or a registered representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value, except in those states which require a refund of all premiums that you have paid.



In addition to the "free look" period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.


Accumulated Value of Your Contract

On or before the Annuity Date, your Contract's value is expressed as its Accumulated Value. Your Contract's Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in

               .................................................................

THE CONTRACT

               .................................................................

connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount at the Subaccount Accumulation Unit Value for your Contract.

We credit your Contract with Accumulation Units in a Subaccount when:

..  You allocate premiums to that Subaccount;


.. You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;



.. Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or



.. The amount necessary to satisfy a return protection guarantee is added to the Subaccount.


We reduce the Accumulation Units in a Subaccount when:

..  You transfer Accumulated Value out of that Subaccount into another
   Subaccount, the Fixed Account, or a Fixed Period Allocation;


..  You make a surrender from that Subaccount;



..  Transfer charges are applied against the Subaccount; or



..  The annual administrative charge is applied to the Subaccount.



Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies according to whether any death benefit options or Return Protection Allocations have been selected and the total accumulated value in the Subaccounts. A Subaccount's Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:


   (1) Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

   (2) Is the Net Investment Factor for that Subaccount for that period.


Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:


   (1) Is the sum of:

      (a) The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

      (b) The per share amount of any dividend or capital gain distribution made by the Portfolio if the "ex-dividend" date occurs during the Valuation Period; plus or minus

               .................................................................

THE CONTRACT

               .................................................................


      (c) A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

   (2) Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.


   (3) Is the risk charge we deduct for each day in the Valuation Period and is based upon the daily accumulated value in each Subaccount. For Accumulation Unit Values, the risk charge is based upon the total accumulated value in the Subaccounts and whether you have selected any death benefit options or Return Protection Allocations. For Contracts without those optional benefits, the risk charge for Accumulation Unit Value is 1.25% for the first eight years of the Contract and 1.15% thereafter. In the future, we may change the risk charge for a Contract after 8 years, but it will never be greater than the amount shown in the
       table on page   . The risk charge for Annuity Unit Values is 1.25%.


Minimum Accumulated Value


We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period.


If we know that your Contract will not meet this requirement on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.


Return Protection Allocations



Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts for either a seven-year or ten-year period ("Return Protection Allocation"). There are currently five Subaccounts, designated "RP Subaccounts," providing the guaranteed rates for the periods and investment styles shown in the table below:.



                            Moderately              Moderately
                  Waiting  Conservative  Moderate   Aggressive
                  Period    Allocation  Allocation  Allocation
                  -------  ------------ ----------- ----------
                  7 Years  1.5% return   Return of     N/A
                                        allocation
                                          amount
                  10 Years 2.0% return  1.0% return Return of
                                                    allocation
                                                      amount



Each RP Subaccount invests in a Portfolio of the Fund that invests in turn in other Portfolios of the Fund. For each RP Subaccount, there is a corresponding Subaccount that invests in the same Portfolio as the RP Subaccount. The corresponding Subaccount differs from the RP Subaccount in that there is no investment guarantee associated with allocations to the corresponding Subaccount. The corresponding Subaccounts serve as investment vehicles for moneys that are not intended for, could not qualify for, or lost their qualifications for, the investment guarantees associated with the RP Subaccounts.



We guarantee that the accumulated value of a Return Protection Allocation ("RPA") at the end of its allocation period will be equal to the allocation amount accumulated for the duration of the allocation period at the effective annual interest rate for that RPA adjusted as follows:



   (1) As of the day that a partial surrender is made, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that surrender.


               .................................................................

THE CONTRACT

               .................................................................



   (2) On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.



An RPA must be at least $10,000. This amount may be funded by a premium payment or by transfers from other investment options. On any Valuation Date you may not have more than one seven-year and one ten-year RPA, and an allocation to an RPA may not be made if your Contract includes either the Premium Accumulation Death Benefit or the Earnings Addition Death Benefit. Furthermore, during the period you have an RPA, you may not make a transfer from your accumulated value in an RP Subaccount to any other investment option.



Each RPA may not have an expiration date later than either the Annuity Date or the Contract Anniversary on which the Annuitant attains age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains age 90). An RPA automatically terminates on the earlier of its expiration date or the date that Death Benefits are calculated. You may terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). An RPA may be terminated during its first two years only by requesting a surrender of the accumulated value of the RPA, and a surrender charge may apply. If an RPA terminates due to the death of an Annuitant or it you terminate an RPA more than two years after the date of its allocation, the RPA's accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount.



At the end of an allocation period for an RPA, if the amount allocated to that RPA is at least $10,000, it will be applied on the expiration date as a new RPA, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization
Form) to surrender or transfer that amount. The RPA will be applied to the same RP Subaccount and for the same period as the expired RPA, provided that the period does not extend beyond the date described above and that it is still offered by us. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the date described above or is no longer available, the amount of that RPA will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount. We will notify you at least 45 days before the end of an allocation period for an RPA.


Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. The amount of the death benefit will be the sum of (1) and (2) where

   (1) Is the greatest of:

      (a) The Basic Death Benefit;

      (b) The Maximum Anniversary Death Benefit, if any; and

      (c) The Premium Accumulation Death Benefit, if any.

   (2) Is the amount of the Earnings Addition Death Benefit, if any.


We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each


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THE CONTRACT

               .................................................................


to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP Subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount.



Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions--Settlement Options.


Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

   (1) As of the day a premium is received by us, the sum is increased by the amount of that premium.


   (2) As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.


Death Benefit Options

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.


Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:


   (1) As of the day a premium is received by us, the benefit is increased by the amount of that premium.


   (2) As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.



On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.



Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:



   (1) The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and


   (2) Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum

               .................................................................

                                                                             21

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THE CONTRACT

               .................................................................


of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.



Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:


   (1) The adjusted sum of premiums determined for the Basic Death Benefit; and

   (2) The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.


On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual admministrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.




Death of an Owner Before the Annuity Date.




If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner's percentage of ownership. The Cash Surrender Value must be paid within five years of the owner's death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.


Spouse Election to Continue the Contract


If an Annuitant dies before annuity payments begin and that Annuitant's spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated ("Exchange Date"). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:



   (1) any portion of the increase based on amounts in a Fixed Period
       Allocation will be allocated to the Thrivent Money Market Subaccount; and



   (2) any portion of the increase based on an RP Subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount



If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.





If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date.


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THE CONTRACT

               .................................................................


If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.


Death of Annuitant After the Annuity Date



If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions--Settlement Options.


Surrender (Redemption)

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by submitting a signed Thrivent Financial surrender form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center in good order.

If you have completed the Telephone Transaction Authorization Form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status--Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions--Surrender Charge (Contingent Deferred Sales Charge).


When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which (1) is at least $200, (2) . does not exceed the Accumulated Value, and
(3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.



If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.



If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.


When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will

               .................................................................

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

THE CONTRACT

               .................................................................

allocate the partial surrender as described above among the Subaccounts, the Fixed Account, and each Fixed Period Allocation.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions--Settlement Options.

You must have a Medallion Signature Guarantee if you want to do any of the following:

   Surrender a value of more than $100,000;

   Send proceeds to an address other than the one listed on your account; or

   Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract's Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

   (1) By giving us Written Notice; or

   (2) By telephone after completing a Telephone Transaction Authorization Form.

We will make the transfer at the end of the Valuation Period during which we receive your request. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:


.. The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.



.. Transfers to and from an RP Subaccount are subject to the requirements for Return Protection Allocations.


.. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

.. The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

.. You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.


Abusive Trading Policies and Monitoring Processes



We discourage short-term and excessive transfers and other abusive trading practices. Abusive trading by contract owners can disrupt portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding subaccount.


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THE CONTRACT

               .................................................................



Several different tactics are used to reduce the frequency and effect of abusive trading within the subaccounts. We may use a combination of monitoring contract owner activity and restricting contract owner transfers. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.



We may deem the transfer out of all or a substantial portion of a contract owner's subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.



If we believe you are engaging in abusive trading activity, we may request you to cease such activity, restrict the frequency and number of transfers allowed, or take other action as we deem necessary to limit or restrict your ability to make subaccount transfers. We may also reject, restrict or cancel any transfer request, without notice for any reason.



Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading.


Dollar Cost Averaging


Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than RP Subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract's Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.


Neither dollar cost averaging program allows you to make automatic transfers to the Fixed Account or a Fixed Period Allocation. To participate in a dollar cost averaging program, complete the Dollar Cost Averaging Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request a Dollar Cost Averaging Form. The dollar cost averaging programs you may participate in are described below.


Dollar Cost Averaging from the Fixed Account. In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the "DCA Fixed Account") for automatic monthly transfers to one or more Subaccounts other than RP Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.



One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.


               .................................................................

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THE CONTRACT

               .................................................................



Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least $200 from the Thrivent Money Market Subaccount to one or more other Subaccounts except the RP Subaccounts. The transfers will be made on the date you specify in your application for automatic transfers and will continue until the earlier of (1) the date the amount in the Thrivent Money Market Subaccount is less than the total amount to be transferred on that date or (2) the date we receive Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization
Form) to terminate automatic transfers.


Asset Rebalancing


On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.


Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability, cost or expense when we, our representatives and employees act in accordance with the telephone instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction processed after you have completed the Telephone Transaction Authorization Form is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

.. You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

..  If the Contract Owner is a trust, custodian or employer, then the Contract
   Owner may transfer ownership to the Annuitant.

.. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants

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THE CONTRACT

               .................................................................

who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax
Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner's rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner's estate.

The Contract Owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive and acknowledge your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

               .................................................................


Surrender Charge (Contingent Deferred Sales Charge)


We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.



                             Surrender Charges

                       Contract Year      Percent Applied
                       -------------      ---------------
                               1                 7%
                               2                 6%
                               3                 5%
                               4                 4%
                               5                 3%
                               6                 2%
                               7                 1%


               .................................................................

                                                                             27

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CHARGES AND DEDUCTIONS

               .................................................................



After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:


.. Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

   (1) A settlement option for a fixed amount or a fixed period (including Option 3V described under "Annuity Provisions--Settlement Options") if the payments will be made for at least three years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

   (2) Options which involve a life income, including Option 4V or 5V described under "Annuity Provisions--Settlement Options."

.. Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This "Ten Percent Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

.. Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant's total disability (as defined in your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

.. Confinement of the Annuitant or the Annuitant's Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant's spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

.. Terminal Illness of the Annuitant or the Annuitant's Spouse. There is no surrender charge if the Annuitant or the Annuitant's spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

.. Loss of the Annuitant's Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

.. Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.


The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.


If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

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

CHARGES AND DEDUCTIONS

               .................................................................



Risk Charge



We assume certain financial risks associated with the Contracts. Those risks are of three basic types:


.. Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

.. Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.


.. Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.



As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more death benefit options or RPAs. The Fee and Expense Tables set forth above list the risk charges for the various death benefits and/or the RPA for a Contract. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25%.



If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.



Annual Administrative Charge



On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:



   (1) the Accumulated Value on that day is less than $15,000; and



   (2) the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and



   (3) the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.



The administrative charge will be the lesser of $30 or 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract's interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract's Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.


Transfer Charge

You may make 12 free transfers in each Contract Year. Subsequent transfers (other than the dollar cost averaging and asset rebalancing programs) will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued

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CHARGES AND DEDUCTIONS

               .................................................................

by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges


If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.


ANNUITY PROVISIONS

               .................................................................


Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract's cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. For a Contract used in a Qualified Plan, that date is the Contract Anniversary on which the Annuitant attains Age 114. For all other Contracts, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age
90) or (2) seven years after the Issue Age. You may select any date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions.

Annuity Proceeds


The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.


Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

30

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ANNUITY PROVISIONS

               .................................................................


We will pay you the annuity proceeds by a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.


If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.


Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

.. Option 3V--Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

.. Option 4V--Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 30 years.

.. Option 5V--Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 30 years.

In addition to these options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the

               .................................................................

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ANNUITY PROVISIONS

               .................................................................

annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate ("AIR") and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through 2019, the Annuitant's Age is reduced one year. For each decade thereafter, the Annuitant's Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant's age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The

               .................................................................

32

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ANNUITY PROVISIONS

               .................................................................

initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount's Annuity Unit Value is equal to (1) x (2) x
(3) where:

   (1) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.

   (2) Is that Subaccount's Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

   (3) Is a discount factor equivalent to the assumed investment rate.


GENERAL PROVISIONS

               .................................................................


Entire Contract

Your entire insurance Contract is comprised of:

..  the Contract including any attached riders, endorsements or amendments;

..  the application attached to the Contract; and

.. the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments


We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:


   (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

   (2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received
(1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency


This provision applies only to values in the General Account and the MVA
Account.


If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in

               .................................................................

GENERAL PROVISIONS

               .................................................................

combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

FEDERAL TAX STATUS

               .................................................................


Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the beneficiary depends upon the tax status of such person, Thrivent Financial, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

               .................................................................

34

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FEDERAL TAX STATUS

               .................................................................


Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the Contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender. The designation of a payee other than the Contract Owner, or the exchange of the Contract, also may result in tax consequences.

For fixed annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Annuity Date. For variable annuity payments, the taxable portion is generally determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Annuity Date, divided by the number of anticipated payments, which are determined by reference to the Age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains Age
59 1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

   (1) In connection with death or disability as described in Section 72(q)(2) of the Code;

   (2) Under a qualified funding trust (commonly referred to as structured settlement plans); or

               .................................................................

                                                                             35

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FEDERAL TAX STATUS

               .................................................................


   (3) It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is Age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same Contract Owner during any calendar year shall be treated as one Contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

A participant in a Contract purchased as a tax-sheltered annuity ("TSA") contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, a participant will not be entitled to exercise the surrender rights described under the heading "The Contracts--Surrender (Redemption)" unless one of the above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions that apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same

               .................................................................

36

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FEDERAL TAX STATUS

               .................................................................

person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits that might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations that may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

VOTING RIGHTS

               .................................................................


To the extent required by law, we will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's shares in our own right, we may elect to do so.

               .................................................................

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VOTING RIGHTS

               .................................................................


Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund's shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

               .................................................................


Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us. Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

               .................................................................

LEGAL PROCEEDINGS

               .................................................................



There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Thrivent Financial (f/k/a Lutheran Brotherhood and Aid Association for Lutherans) has been named in civil litigation proceedings relating to life insurance sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. A resolution of such litigation has been reached that is pending final approval by the court. We believe we have substantial defenses to these actions. In the opinion of our management, the pending resolution will not have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the Contracts.


FINANCIAL STATEMENTS

               .................................................................


The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

               .................................................................

STATEMENT OF ADDITIONAL INFORMATION

               .................................................................

Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.

                                              Page
                                              ----
Introduction
Distribution of the Contracts
Standard and Poor's Disclaimer
Independent Auditors and Financial Statements
Financial Statements of Variable Account
Financial Statements of Thrivent Financial

To obtain the FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT Statement of Additional Information, send this request form to:

                 Thrivent Financial for Lutherans
                 4321 North Ballard Road
                 Appleton, Wisconsin 54919-0001

   -----------------------------------------------------------------------------
          Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT I.


-------------- ----------
(Name)           (Date)

-------------------------
    (Street Address)

------ ------- ----------
(City) (State) (Zip Code)

               .................................................................

APPENDIX A--DEFINITIONS

               .................................................................

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant's Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.


Market Value Adjustment. A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.


Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

               .................................................................

APPENDIX A--DEFINITIONS

               .................................................................


Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order by Thrivent Financial.

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.


For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. The tables include Accumulation Unit Values for each of the following possible death benefit combinations:


Basic Death Benefit (all Contracts)
Maximum Anniversary Death Benefit (Option A)
Premium Accumulation Death Benefit (Option B)
Earnings Addition Death Benefit (Option C)
Options A and B
Options A and C
Options B and C
Options A, B, and C

Thrivent Technology Subaccount/1/
                                                              2004
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.05   $10.05   $10.05   $10.05   $10.04    $10.04    $10.04      $10.04
End of period...........  $15.05   $15.03   $15.00   $15.01   $14.99    $15.00    $14.98      $14.97
Number of Accumulation
 Units Outstanding at
 end of period.......... 146,336  441,859   12,770    7,952   59,226    22,489       165     141,657
                                                              2002
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00   $10.00   $10.00   $10.00   $10.00    $10.00    $10.00      $10.00
End of period...........  $10.05   $10.05   $10.05   $10.05   $10.04    $10.04    $10.04      $10.04
Number of Accumulation
 Units Outstanding at
 end of period..........     794      796       36       --      245        --        --         247

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Partner Small Cap Growth Subaccount/1/
                                                              2004
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.32   $10.31   $10.31   $10.31   $10.31    $10.31    $10.31      $10.31
End of period...........  $14.67   $14.66   $14.63   $14.64   $14.62    $14.63    $14.61      $14.60
Number of Accumulation
 Units Outstanding at
 end of period.......... 183,974  420,621   15,298    3,209   52,932    16,163       798     112,616
                                                              2002
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00   $10.00   $10.00   $10.00   $10.00    $10.00    $10.00      $10.00
End of period...........  $10.32   $10.31   $10.31   $10.31   $10.31    $10.31    $10.31      $10.31
Number of Accumulation
 Units Outstanding at
 end of period..........   1,689    2,141       28       50    1,175        --        --       1,059
Thrivent Partner Small Cap Value Subaccount/3/
                                                              2004
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         ------------------------------------------------------------------------------
                                                             Options A Options A Options B Options A, B
                         Basic DB Option A Option B Option C   and B     and C     and C      and C
                         -------- -------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00   $10.00   $10.00   $10.00   $10.00    $10.00    $10.00      $10.00
End of period...........  $14.05   $14.04   $14.03   $14.03   $14.02    $14.03    $14.01      $14.01
Number of Accumulation
 Units Outstanding at
 end of period.......... 183,633  448,245    7,515    4,949   54,508    25,256       345      83,166

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Small Cap Stock Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.12     $10.12  $10.12   $10.12    $10.11   $10.12    $10.11      $10.11
End of period...........  $14.03     $14.01  $13.99   $14.00    $13.98   $13.99    $13.97      $13.96
Number of Accumulation
 Units Outstanding at
 end of period.......... 354,043  1,348,273  31,670   24,837   183,804   60,151     2,861     403,591
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.12     $10.12  $10.12   $10.12    $10.11   $10.12    $10.11      $10.11
Number of Accumulation
 Units Outstanding at
 end of period..........   4,528      8,801     681      650     1,538      322        --       7,885
Thrivent Small Cap Index Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.14     $10.14  $10.14   $10.14    $10.14   $10.14    $10.13      $10.13
End of period...........  $13.86     $13.84  $13.82   $13.82    $13.81   $13.82    $13.79      $13.78
Number of Accumulation
 Units Outstanding at
 end of period.......... 470,402  1,145,902  31,702    7,220   153,028   22,219    10,410     229,672
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.14     $10.14  $10.14   $10.14    $10.14   $10.14    $10.13      $10.13
Number of Accumulation
 Units Outstanding at
 end of period..........   7,719     15,197     285       --     3,796    1,220        --       1,753

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Mid Cap Growth Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $ 9.96     $ 9.96  $ 9.66*  $ 9.96    $ 9.96   $ 9.96    $ 9.96      $ 9.96
End of period...........  $13.39     $13.38  $13.36   $13.36    $13.35   $13.36    $13.33      $13.32
Number of Accumulation
 Units Outstanding at
 end of period.......... 590,700  1,182,223  44,062   11,819   139,634   63,205     4,336     238,792
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $ 9.96     $ 9.96  $ 9.96   $ 9.96    $ 9.96   $ 9.96    $ 9.96      $ 9.96
Number of Accumulation
 Units Outstanding at
 end of period..........   8,495      3,836     293      203     1,014       56        --       1,280
Thrivent Mid Cap Growth II Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $ 9.91     $ 9.91  $ 9.90   $ 9.90    $ 9.90   $ 9.90    $ 9.90      $ 9.90
End of period...........  $13.46     $13.44  $13.42   $13.43    $13.41   $13.42    $13.39      $13.39
Number of Accumulation
 Units Outstanding at
 end of period..........  88,608    307,772  11,489    5,280    33,336   23,180       361      86,268
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $ 9.91     $ 9.91  $ 9.90   $ 9.90    $ 9.90   $ 9.90    $ 9.90      $ 9.90
Number of Accumulation
 Units Outstanding at
 end of period..........   2,517      1,442      10       51       186      820        --       2,953

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Mid Cap Stock Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.06     $10.06  $10.06   $10.06    $10.06   $10.06    $10.06      $10.06
End of period...........  $13.16     $13.15  $13.13   $13.13    $13.12   $13.13    $13.10      $13.10
Number of Accumulation
 Units Outstanding at
 end of period.......... 377,364  1,296,928  27,120   15,840   185,101   50,855     2,762     389,992
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.06     $10.06  $10.06   $10.06    $10.06   $10.06    $10.06      $10.06
Number of Accumulation
 Units Outstanding at
 end of period..........   5,560      6,103      40      167     3,584       --        --       6,709
Thrivent Mid Cap Index Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.12     $10.11  $10.11   $10.11    $10.11   $10.11    $10.11      $10.11
End of period...........  $13.49     $13.47  $13.45   $13.46    $13.44   $13.45    $13.42      $13.42
Number of Accumulation
 Units Outstanding at
 end of period.......... 423,741  1,140,853  26,810    7,958   154,701   19,741     3,030     233,961
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.12     $10.11  $10.11   $10.11    $10.11   $10.11    $10.11      $10.11
Number of Accumulation
 Units Outstanding at
 end of period..........   3,952     14,513     379       76     6,194      128        --       2,787

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Partner International Stock Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.14     $10.14  $10.14   $10.14    $10.13   $10.14    $10.13      $10.13
End of period...........  $13.16     $13.15  $13.13   $13.13    $13.12   $13.13    $13.10      $13.10
Number of Accumulation
 Units Outstanding at
 end of period.......... 536,971  1,141,987  46,425   11,742   154,989   42,365     5,258     239,596
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.14     $10.14  $10.14   $10.14    $10.13   $10.14    $10.13      $10.13
Number of Accumulation
 Units Outstanding at
 end of period..........   9,355     13,091      94       --     3,928       13        --       1,216
Thrivent Partner All Cap Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $ 9.87     $ 9.86  $ 9.86   $ 9.86    $ 9.86   $ 9.86    $ 9.86      $ 9.86
End of period...........  $12.05     $12.04  $12.02   $12.02    $12.01   $12.02    $12.00      $11.99
Number of Accumulation
 Units Outstanding at
 end of period.......... 186,499    433,539  20,055    7,760    58,112   20,370     1,882     162,809
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $ 9.87     $ 9.86  $ 9.86   $ 9.86    $ 9.86   $ 9.86    $ 9.86      $ 9.86
Number of Accumulation
 Units Outstanding at
 end of period..........   9,798      5,807     143      205       159    1,241        --         162

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Large Cap Growth Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $ 9.71    $ 9.71  $ 9.71   $ 9.71    $ 9.71   $ 9.71    $ 9.71      $ 9.71
End of period...........    $12.54    $12.52  $12.50   $12.51    $12.49   $12.50    $12.48      $12.47
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,202,793 2,105,973 111,384   20,263   274,976   99,590    10,646     470,909
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........    $ 9.71    $ 9.71  $ 9.71   $ 9.71    $ 9.71   $ 9.71    $ 9.71      $ 9.71
Number of Accumulation
 Units Outstanding at
 end of period..........    20,141    20,518     291      388     5,384      173        --         134
Thrivent Large Cap Growth II Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $ 9.62    $ 9.62  $ 9.62   $ 9.62    $ 9.62   $ 9.62    $ 9.62      $ 9.62
End of period...........    $11.68    $11.67  $11.65   $11.66    $11.64   $11.65    $11.63      $11.62
Number of Accumulation
 Units Outstanding at
 end of period..........   236,022   449,670  16,967    7,052    53,286   10,236     1,488     105,790
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........    $ 9.62    $ 9.62  $ 9.62   $ 9.62    $ 9.62   $ 9.62    $ 9.62      $ 9.62
Number of Accumulation
 Units Outstanding at
 end of period..........     1,714    16,734      49       --        60       --        --          --

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Partner Growth Stock Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $ 9.87    $ 9.87  $ 9.87   $ 9.87    $ 9.87    $ 9.87   $ 9.86      $ 9.86
End of period...........    $12.79    $12.78  $12.76   $12.76    $12.75    $12.76   $12.73      $12.73
Number of Accumulation
 Units Outstanding at
 end of period..........   351,448   720,886  39,359   15,062    63,440    33,135    3,485     190,197
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $ 9.87    $ 9.87  $ 9.87   $ 9.87    $ 9.87    $ 9.87   $ 9.86      $ 9.86
Number of Accumulation
 Units Outstanding at
 end of period..........     5,030    11,609     605       --       722       832       --         873
Thrivent Large Cap Value Subaccount/2/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $12.51    $12.50  $12.49   $12.50    $12.49    $12.49   $12.48      $12.47
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,017,316 2,539,932  85,069   38,937   320,623   104,633   10,966     493,911

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Large Cap Stock Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $ 9.86    $ 9.86  $ 9.86   $ 9.86    $ 9.86    $ 9.86   $ 9.86       $ 9.86
End of period...........    $11.84    $11.83  $11.81   $11.81    $11.80    $11.81   $11.78       $11.78
Number of Accumulation
 Units Outstanding at
 end of period.......... 2,241,679 6,534,792 153,442  101,062   822,436   303,172   28,205    1,883,213
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00       $10.00
End of period...........    $ 9.86    $ 9.86  $ 9.86   $ 9.86    $ 9.86    $ 9.86   $ 9.86       $ 9.86
Number of Accumulation
 Units Outstanding at
 end of period..........    23,226    39,394   1,732      233     7,858     4,114       --       13,125
Thrivent Large Cap Index Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $ 9.94    $ 9.94  $ 9.94   $ 9.94    $ 9.94    $ 9.94   $ 9.93       $ 9.93
End of period...........    $12.61    $12.59  $12.57   $12.58    $12.56    $12.57   $12.55       $12.54
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,094,827 2,587,392  62,818   22,463   329,481    78,068   17,916      508,095
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00       $10.00
End of period...........    $ 9.94    $ 9.94  $ 9.94   $ 9.94    $ 9.94    $ 9.94   $ 9.93       $ 9.93
Number of Accumulation
 Units Outstanding at
 end of period..........    11,766    56,979   4,080      529     9,698     2,175       --        2,652

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Real Estate Securities Subaccount/3/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........    $12.91    $12.90  $12.89   $12.89    $12.88   $12.89    $12.87      $12.87
Number of Accumulation
 Units Outstanding at
 end of period..........   571,734   991,956  31,213   13,548   122,259   51,582    11,096     192,444
Thrivent Balanced Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.03    $10.02  $10.02   $10.02    $10.02   $10.02    $10.02      $10.02
End of period...........    $11.62    $11.60  $11.58   $11.59    $11.58   $11.58    $11.56      $11.56
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,135,226 2,334,655 126,750   45,802   352,659   79,999     7,333     708,329
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........    $10.03    $10.02  $10.02   $10.02    $10.02   $10.02    $10.02      $10.02
Number of Accumulation
 Units Outstanding at
 end of period..........    17,255    59,598   3,480      344       465    1,238        --       7,719

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent High Yield Subaccount/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.56     $10.56  $10.55   $10.55    $10.55   $10.55    $10.55      $10.55
End of period...........  $13.37     $13.35  $13.33   $13.33    $13.32   $13.33    $13.30      $13.30
Number of Accumulation
 Units Outstanding at
 end of period.......... 606,852  1,068,668  50,378   15,428   143,447   45,101     5,254     203,469
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.56     $10.56  $10.55   $10.55    $10.55   $10.55    $10.55      $10.55
Number of Accumulation
 Units Outstanding at
 end of period..........   3,797      4,249     730      258     1,936      182        --         616
Thrivent High Yield Subaccount II/1/
                                                              2004
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                              2003
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.82     $10.81  $10.81   $10.81    $10.81   $10.81    $10.81      $10.81
End of period...........  $13.42     $13.40  $13.38   $13.38    $13.37   $13.38    $13.35      $13.35
Number of Accumulation
 Units Outstanding at
 end of period.......... 414,094    933,529  25,074   15,545   123,926   31,730     3,239     322,215
                                                              2002
                         -------------------------------------------------------------------------------
                                                              Options A Options A Options B Options A, B
                         Basic DB Option A  Option B Option C   and B     and C     and C      and C
                         -------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....  $10.00     $10.00  $10.00   $10.00    $10.00   $10.00    $10.00      $10.00
End of period...........  $10.82     $10.81  $10.81   $10.81    $10.81   $10.81    $10.81      $10.81
Number of Accumulation
 Units Outstanding at
 end of period..........     596     13,249     221       --     1,635       10        --         518


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Income Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.26    $10.26  $10.26   $10.26    $10.25    $10.26   $10.25      $10.25
End of period...........    $11.01    $11.00  $10.98   $10.98    $10.97    $10.98   $10.96      $10.95
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,149,251 1,950,422 108,707   34,933   243,938   100,670   10,172     498,016
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $10.26    $10.26  $10.26   $10.26    $10.25    $10.26   $10.25      $10.25
Number of Accumulation
 Units Outstanding at
 end of period..........    18,360    21,694     334      103     5,558       690       --       3,866
Thrivent Bond Index Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.15    $10.15  $10.14   $10.15    $10.14    $10.14   $10.14      $10.14
End of period...........    $10.40    $10.39  $10.37   $10.37    $10.36    $10.37   $10.35      $10.34
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,501,208 3,411,084  89,015   60,698   410,765   161,813   49,060     784,156
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $10.15    $10.15  $10.14   $10.15    $10.14    $10.14   $10.14      $10.14
Number of Accumulation
 Units Outstanding at
 end of period..........    20,233    55,284   1,080      880     9,305        36       --      15,477

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Limited Maturity Bond Subaccount/1/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.10    $10.10  $10.09   $10.10    $10.09    $10.09   $10.09      $10.09
End of period...........    $10.44    $10.42  $10.41   $10.41    $10.40    $10.41   $10.39      $10.38
Number of Accumulation
 Units Outstanding at
 end of period.......... 1,656,856 3,264,396 107,349   45,731   400,464   119,358   19,292     641,106
                                                               2002
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $10.10    $10.10  $10.09   $10.10    $10.09    $10.09   $10.09      $10.09
Number of Accumulation
 Units Outstanding at
 end of period..........    41,104    64,524     353    1,357    28,209     1,999       --      46,659
Thrivent Mortgage Securities Subaccount/3/
                                                               2004
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         --------------------------------------------------------------------------------
                                                               Options A Options A Options B Options A, B
                         Basic DB  Option A  Option B Option C   and B     and C     and C      and C
                         --------- --------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....    $10.00    $10.00  $10.00   $10.00    $10.00    $10.00   $10.00      $10.00
End of period...........    $10.11    $10.10  $10.09   $10.10    $10.09    $10.09   $10.08      $10.08
Number of Accumulation
 Units Outstanding at
 end of period..........   467,638   852,533  28,470    8,317    91,895    52,375    7,668     162,319

               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................

Thrivent Money Market Subaccount/2/
                                                               2004
                         ---------------------------------------------------------------------------------
                                                                Options A Options A Options B Options A, B
                         Basic DB   Option A  Option B Option C   and B     and C     and C      and C
                         --------- ---------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....
End of period...........
Number of Accumulation
 Units Outstanding at
 end of period..........
                                                               2003
                         ---------------------------------------------------------------------------------
                                                                Options A Options A Options B Options A, B
                         Basic DB   Option A  Option B Option C   and B     and C     and C      and C
                         --------- ---------- -------- -------- --------- --------- --------- ------------
Accumulation Unit Value:
Beginning of period.....     $1.00      $1.00   $1.00    $1.00      $1.00    $1.00    $1.00        $1.00
End of period...........     $1.00      $1.00   $1.00    $1.00      $1.00    $1.00    $1.00        $0.99
Number of Accumulation
 Units Outstanding at
 end of period.......... 5,820,255 11,514,889 425,507  192,549  1,630,564  303,986   78,483    2,772,683

/1/ The above Subaccounts commenced operations on October 31, 2002. /2/ The above Subaccounts commenced operations on April 25, 2003.
/3/ The above Subaccounts commenced operations on April 30, 2003.

               .................................................................

APPENDIX C--PRIOR CONTRACT


               .................................................................


We offered a flexible premium deferred variable annuity contract (the "Prior Contract") (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued except in those states where the Contract offered by this Prospectus has not yet been approved.



Principal Differences



The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:



..  Surrender Charges



..  Risk Charges



..  Annual administrative charge



Other Differences



Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:



..  The minimum amount that must remain after a partial surrender



..  The restriction on transfers from a Fixed Period Allocation



..  The minimum amount required for the initial premium



.. The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit



.. The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract



Surrender Charges



The maximum surrender charge for the Contract offered by this Prospectus is 7% and it applies for seven years. The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:



                         Contract Year Percent Applied
                         ------------- ---------------
                               1              6%
                               2              5%
                               3              4%
                               4              3%
                               5              2%
                               8              1%



Risk Charges



The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.



Annual Administrative Charge



The Prior Contract has no annual administrative charge.



Other Differences



Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.



The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.



Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.



Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.



The Contract covered by this Prospectus offers the Return Protection Allocation as an optional benefit. Under the Prior Contract, the Return Protection Allocation is offered (at different charges) by an amendment to the Prior Contract.


               .................................................................

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT


               .................................................................



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Prior Contract.



The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract



Contract Owner Transaction Expenses
       Sales Load Imposed on Purchase (as a percentage of purchase payments)                    0%
       Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)            6%/1/
       Transfer Charge (after 12 free transfers)                                         $   25/2/
       Commuted Value Charge (for surrender of life income settlement option)             0.25%/3/



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



Annual Subaccount Expenses
(as a percentage of average net assets in the Subaccount)/4/
Risk Charge                                                                         Current Maximum
       With Basic Death Benefit Only                                                 1.10%   1.25%
       With Maximum Anniversary Death Benefit (MADB)                                 1.20%   1.35%
       With Premium Accumulation Death Benefit (PADB)                                1.35%   1.50%
       With Earnings Addition Death Benefit (EADB)                                   1.30%   1.45%
       With MADB and PADB                                                            1.40%   1.55%
       With MADB and EADB                                                            1.35%   1.50%
       With PADB and EADB                                                            1.50%   1.65%
       With MADB, PADB,and EADB                                                      1.55%   1.70%
       With Basic Death Benefit Only and Return Protection Allocatioin (RPA)         1.65%   2.00%
       With MADB and RPA                                                             1.75%   2.10%
       Total Annual Subaccount Expenses                                              1.75%   2.10%



The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Prior Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.



Total Annual Portfolio Operating Expenses/5/                     Minimum Maximum
(expenses that are deducted from the Portfolio assets, including      %       %
  management fees and other expenses)


               .................................................................

Examples



The following Examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.



The Examples assume that you invest $10,000 in the Prior Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. The Examples are based on the maximum Subaccount expenses and illustrate expenses for a Prior Contract without any optional death benefits and a Prior Contract with the Maximum Anniversary Death Benefit and the Return Protection Allocation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



..  For a Prior Contract without any optional death benefits or Return
   Protection Allocation, if you surrender or annuitize your Prior Contract at the end of the applicable time period:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------



..  For a Prior Contract without any optional death benefits or Return
   Protection Allocation, if you do not surrender your Prior Contract:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------



..  For a Prior Contract with the Maximum Anniversary Death Benefit and Return
   Protection Allocation, if you surrender or annuitize your Prior Contract at the end of the applicable time period:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------



..  For a Prior Contract with with the Maximum Anniversary Death Benefit and
   Return Protection Allocation, if you do not surrender your Prior Contract:



            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------



Notes to Fee and Expense Tables:


/1/ In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in "Surrender Charge (Contingent Deferred Sales Charge)."


/2/ You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.


/3/ If a payee under a life income settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.


/4/ The table for the Annual Subaccount Expenses shows the current and maximum charge for the risk charge for a contract issued with the basic death benefit and with the various death benefit options and/or RPA. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the Subaccounts ("variable investments"). On or after the Annuity Date, the Annual Subaccount Expenses will be 1.25%. See Charges and Deductions - Risk Charge.


/5/ Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total
operating expenses charged by the Portfolios would have been 0.  % to     %.
The reimbursements may be discontinued at any time.


               .................................................................

                       THRIVENT VARIABLE ANNUITY ACCOUNT I

                       Statement of Additional Information

                              Dated April 29, 2005


                                       for
               Flexible Premium Deferred Variable Annuity Contract

                                    Issued By

                        THRIVENT FINANCIAL FOR LUTHERANS

            Service Center:                         Corporate Office:
        4321 North Ballard Road                  625 Fourth Avenue South
        Appleton, WI 54919-0001                 Minneapolis, MN 55415-1665
        Telephone: 800-THRIVENT                  Telephone: 800-THRIVENT
       E-mail: mail@thrivent.com                E-mail: mail@thrivent.com


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated April 29, 2005 (the "Prospectus") for Thrivent Variable Annuity Account I (the "Variable Account") describing a flexible premium deferred variable annuity contract (the "Contract") being offered by Thrivent Financial for Lutherans ("Thrivent Financial") to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-THRIVENT (1-800-847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.


Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                   ----------

                                TABLE OF CONTENTS

Introduction

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Variable Account

Financial Statements of Thrivent Financial

                                  INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") on January 1, 2002. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.


Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.


Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

                          DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "The Contracts--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "Charges And Deductions--Surrender Charge (Contingent Deferred Sales Charge)."

                         STANDARD AND POOR'S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.


S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      [The financial statements will be included in a subsequent amendment]

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     Financial Statements
        Part A: None
        Part B: Financial Statements of Depositor. (*)
                Financial Statements of Thrivent Variable Annuity Account I. (*)

(b)     Exhibits:

        1. Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I ("Registrant"). (1)

        2.      Not Applicable.

        3. Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (2)

        4.      (a)     Contract. (2)(5)

                (b)     Amendatory Agreement (Unisex Endorsement). (1)(5)

                (c)     Tax Sheltered Annuity Endorsement. (2)(5)

                (d)     Individual Retirement Annuity Endorsement. (2)(5)

                (e)     Roth Individual Retirement Annuity Endorsement. (2)(5)

                (f)     SIMPLE Individual Retirement Annuity Endorsement. (2)(5)

                (g)     Variable Settlement Agreement. (2)

                (h) Amendatory Agreement (Inforce-Return Protection Allocations). (5)

        5.      (a)     Contract Application Form. (1)(5)

                (b)     Application for Variable Settlement Agreement. (2)

                (c)     New Account Suitability Form. (5)

        6.      Articles of Incorporation and Bylaws of Depositor. (4)

        7.      Not Applicable.

        8. Participation Agreement between the Depositor and the Fund as of December 15, 2003. (4)

        9. Opinion of Counsel as to the legality of the securities being registered (including written consent). (5)

        10.     Consent of Ernst & Young LLP. (*)


        11.     Not Applicable.

        12.     Not Applicable.

        13. Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler, John O. Gilbert, Robert H. Hoffman, James M. Hushagen, Richard
                C. Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke, Bruce J. Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Thomas R. Zehnder, and Randall L. Boushek. (1)

                Power of Attorney for Adrian M. Tocklin. (3)

----------
(1) Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333- 89488, filed May 31, 2002.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, filed October 1, 2002.
(3) Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I, Registration No. 333-103454, filed on February 26, 2003.
(4) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004.
(5)     Filed herewith.
(*)     To be filed by subsequent amendment.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                      Positions and Offices
Business Address                        with Depositor

John O. Gilbert                         Chairman of the Board

Bruce J. Nicholson                      Director, President & CEO

Richard E. Beumer                       Director
13013 Wheatfield Farm Road
Town & Country, Missouri 63141

Dr. Addie J. Butler                     Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, Pennsylvania 19130

Robert H. Hoffman                       Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, Minnesota 56002-3728

James M. Hushagen                       Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Tacoma, Washington  98402-4395

Richard C. Kessler                      Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, Florida 32819

Timothy J. Lehman                       Director
Kimberly Clark
2001 Marathon Avenue
Neenah, Wisconsin 54956

Richard C. Lundell                      Director
7341 Dogwood
Excelsior, Minnesota  55331

John P. McDaniel                        Director
MedStar Health
5565 Sterrett Place
Columbia, Maryland  21044

Paul W. Middeke                         Director
The Lutheran Church - Missouri Synod
Worker Benefit Plans
1333 South Birkwood Road
St. Louis, Missouri  63121

Paul D. Schrage                         Director
42237 N. 112th Place
Scottsdale, Arizona  85262

Dr. Kurt M. Senske                      Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas  78754-5154

Dr. Albert Siu                          Director
Gile@dLearning LLC
23 North Gate Road
Mendham, New Jersey 07945

Adrian M. Tocklin                       Director
4961 Bacopa Lane, Suite 801
St. Petersburg, Florida  33715

Rev. Thomas R. Zehnder                  Director
6308 Chiswick Park
Williamsburg, Virginia 23188-6368

Pamela J. Moret                         Executive Vice President, Marketing and
                                        Products

Jon M. Stellmacher                      Executive Vice President, Financial
4321 North Ballard Road                 Services Operations
Appleton, WI  54919

Randall L. Boushek                      Senior Vice President & Chief Financial
                                        Officer

Bradford L. Hewitt                      Senior Vice President, Fraternal
                                        Operations

Jennifer H. Martin                      Senior Vice President, Corporate
                                        Administration

Frederick A. Ohlde                      Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin  54919

Larry A. Robbins                        Senior Vice President and
                                        Chief Information Officer

James A. Thomsen                        Senior Vice President, Field
                                        Distribution

Nikki L. Sorum                          Senior Vice President, Business
                                        Development

Russell W. Swansen                      Senior Vice President - Chief Investment
                                        Officer

John E. Hite                            Vice President, Associate General
                                        Counsel and Chief Compliance Officer

Katie S. Kloster                        Vice President and Rule 206(4)-7 Chief
                                        Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

                                                                                                 State of
Thrivent Financial Entities                    Primary Business                                  Incorporation
Thrivent Financial for Lutherans               Fraternal benefit society offering financial      Wisconsin
                                               services and products

   Thrivent Financial Holdings, Inc.           Holding Company with no independent operations    Delaware

   Thrivent Financial Bank                     Federally chartered bank                          Federal Charter

   Thrivent Investment Management Inc.         Broker-dealer and investment adviser              Delaware

   North Meadows Investment Ltd.               Organized for the purpose of holding and          Wisconsin
                                               investing in real estate

   Thrivent Service Organization, Inc.         Organized for the purpose of owning bank          Wisconsin
                                               account withdrawal authorizations

   Thrivent Life Insurance Company             Life insurance company                            Minnesota

   Thrivent Financial Investor Services Inc.   Transfer agent for The Lutheran Brotherhood       Pennsylvania
                                               Family of Funds

   Thrivent Property & Casualty Insurance      Auto and homeowners insurance company             Minnesota
   Agency, Inc.

   Field Agents' Brokerage Company             Licensed life and health insurance agency         Minnesota

   MCB Financial Services, Inc.                Currently not engaged in any form of business     Minnesota

Item 27. Number of Contract Owners

There were 66,568 Contract Owners as of December 31, 2004.

Item 28. Indemnification

Section 33 of Depositor's Bylaws; Section E, subsection (viii) of Article VIII of the Fund's Articles of Incorporation; Section 4.01 of the Fund's First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Other activity. Thrivent Investment Management, the principal underwriter of the Contracts, is also the distributor and investment adviser of Thrivent Mutual Funds (a Massachusetts Business Trust offering Class A, Class B and Institutional Class shares). Thrivent Mutual Funds is an investment company. Thrivent Investment Management is also a registered investment adviser for the aforementioned mutual funds.

(b) Management. The directors and officers of Thrivent Investment Management are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.



  Name and Principal                 Positions and Offices
   Business Address                    with Underwriter
-----------------------        ----------------------------------

David M. Anderson              Director

Randall L. Boushek             Director

Nikki L. Sorum                 Director and Senior Vice President

James A. Thomsen               Director and President

Russell W. Swansen             Senior Vice President and
                               Chief Investment Officer

John E. Hite                   Vice President and Chief
                               Compliance Officer

Lyle J. Hilker                 Vice President

Janice M. Guimond              Vice President

Katie S. Kloster               Vice President and Rule 206(4)-7
                               Chief Compliance Officer

Marnie Loomans-Theucks         Vice President
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

Thomas R. Mischka              Vice President
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

James E. Nelson              Vice President and Secretary

Thomas C. Schinke            Vice President

Kurt S. Tureson              Vice President and Chief
                             Financial Officer

Brian W. Picard              Assistant Vice President and
                             Deputy Chief Compliance Officer

Rand E. Mattsson             Assistant Vice President

David R. Spangler            Assistant Vice President

Michael J. Barth             Assistant Vice President

John C. Bjork                Assistant Secretary

Wendy A. Clausz              Assistant Secretary

Sandra A. Diedrick           Assistant Secretary

Stephanie R. Kircher         Assistant Secretary

Kenneth L. Kirchner          Assistant Secretary

Cynthia J. Nigbur            Assistant Secretary

Marlene J. Nogle             Assistant Secretary

Jennifer J. Relien           Assistant Secretary


(c)     Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415, 4321 North Ballard Road, Appleton, Wisconsin 54919, and 222 West College Avenue, Appleton, Wisconsin 54919.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of February 2005.

                                        THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                  (Registrant)

                                        By  THRIVENT FINANCIAL FOR LUTHERANS
                                                  (Depositor)

                                        By                 *
                                            ------------------------------------
                                            Bruce J. Nicholson
                                            President and Chief Executive
                                             Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of February 2005.

                                        THRIVENT FINANCIAL FOR LUTHERANS
                                                  (Depositor)

                                        By                 *
                                            ------------------------------------
                                            Bruce J. Nicholson
                                            President and Chief Executive
                                             Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on the 24th day of February 2005 by the following directors and officers of Depositor in the capacities indicated:

                *                       President and Chief Executive Officer
  ------------------------------        (Principal Executive Officer)
        Bruce J. Nicholson

                *                       Senior  Vice President and Chief
  ------------------------------         Financial Officer
        Randall L. Boushek              (Principal Financial Officer and
                                         Principal Accounting Officer)

A Majority of the Board of Directors:*

Richard E. Beumer           Timothy J. Lehman             Dr. Kurt M. Senske
Dr. Addie J. Butler         Richard C. Lundell            Dr. Albert Siu
John O. Gilbert             John P. McDaniel              Adrian M. Tocklin
Robert H. Hoffman           Paul W. Middeke               Rev. Thomas R. Zehnder
James M. Hushagen           Bruce J. Nicholson
Richard C. Kessler          Paul D. Schrage

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of a majority of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

                                        /s/ John C. Bjork
                                        ----------------------------------------
                                        John C. Bjork, Attorney-in-Fact

                                INDEX TO EXHIBITS
                       THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.
-----------
EX-99.B.9       Opinion and Consent of Counsel

EX-99.B.4.a     Contract

EX-99.B.4.b     Amendatory Agreement (Unisex Endorsement)

EX-99.B.4.c     Tax Sheltered Annuity Endorsement

EX-99.B.4.d     Individual Retirement Annuity Endorsement

EX-99.B.4.e     Roth Individual Retirement Annuity Endorsement

EX-99.B.4.f     SIMPLE Individual Retirement Annuity Endorsement

EX-99.B.4.h     Amendatory Agreement (Inforce-Retum Protection Allocations)

EX-99.B.5.a     Contract Application Form

EX-99.B.5.c     New Account Suitability Form